Related Party Balance and Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Balance with Related Parties	Balances with related parties:
	December 31,
	2018	2017

Accrued expenses	$43	$71

Schedule of Related Party Expenses

Related parties’ expenses:

	Year ended December 31,
	2018	2017	2016

Directors and management fees	$156	$170	$22

Amortization of shareholders’ convertible loans discount and BCF	$-	$103	$1,116

Interest on shareholders’ convertible note and loans	$-	$164	$270